TFA - Key economic assumptions at balance sheet date (Details 4) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 296.0	SFr 232.0	SFr 296.0
Weighted-average life, in years	5 years 7 months 6 days	6 years
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (4.9)	SFr (2.9)	(4.9)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.6)	(5.6)	(9.6)
Impact on fair value from 10% adverse change in expected credit losses	(4.3)	(1.8)	(4.3)
Impact on fair value from 20% adverse change in expected credit losses	SFr (8.5)	SFr (3.5)	(8.5)
CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.60%	1.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.40%	0.90%
CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	38.20%	31.50%
Expected credit losses rate (rate per annum), in % (as a percent)	14.70%	13.00%
CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 36.0	SFr 38.0	36.0
RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 1,851.0	SFr 2,382.0	1,851.0
Weighted-average life, in years	4 years	4 years
Impact on fair value from 10% adverse change in prepayment speed	SFr (43.7)	SFr (40.0)	(43.7)
Impact on fair value from 20% adverse change in prepayment speed	(92.1)	(78.0)	(92.1)
Impact on fair value from 10% adverse change in cash flow discount rate	(22.4)	(32.5)	(22.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(43.5)	(62.7)	(43.5)
Impact on fair value from 10% adverse change in expected credit losses	(20.2)	(25.9)	(20.2)
Impact on fair value from 20% adverse change in expected credit losses	SFr (39.2)	SFr (50.2)	(39.2)
RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	4.00%	5.20%
Cash flow discount rate per annum, in % (as a percent)	0.30%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)	0.60%	0.20%
RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)	50.10%	30.00%
Cash flow discount rate per annum, in % (as a percent)	39.70%	29.70%
Expected credit losses rate (rate per annum), in % (as a percent)	39.60%	28.60%
RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 631.0	SFr 330.0	631.0
Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 350.0	SFr 319.0	350.0
Weighted-average life, in years	4 years 9 months 18 days	5 years 6 months
Impact on fair value from 10% adverse change in cash flow discount rate	SFr (4.2)	SFr (3.7)	(4.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(8.2)	(7.3)	(8.2)
Impact on fair value from 10% adverse change in expected credit losses	(4.5)	(3.5)	(4.5)
Impact on fair value from 20% adverse change in expected credit losses	SFr (8.9)	SFr (6.8)	(8.9)
Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	0.70%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)	0.70%	0.30%
Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)	27.70%	28.00%
Expected credit losses rate (rate per annum), in % (as a percent)	26.80%	28.00%
Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 23.0	SFr 18.0	23.0
Bank | CMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	296.0	SFr 232.0	SFr 296.0
Weighted-average life, in years		6 years	5 years 7 months 6 days
Impact on fair value from 10% adverse change in cash flow discount rate	(4.9)	SFr (2.9)	SFr (4.9)
Impact on fair value from 20% adverse change in cash flow discount rate	(9.6)	(5.6)	(9.6)
Impact on fair value from 10% adverse change in expected credit losses	(4.3)	(1.8)	(4.3)
Impact on fair value from 20% adverse change in expected credit losses	(8.5)	SFr (3.5)	SFr (8.5)
Bank | CMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		1.70%	0.60%
Expected credit losses rate (rate per annum), in % (as a percent)		0.90%	0.40%
Bank | CMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		31.50%	38.20%
Expected credit losses rate (rate per annum), in % (as a percent)		13.00%	14.70%
Bank | CMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	36.0	SFr 38.0	SFr 36.0
Bank | RMBS
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	1,851.0	SFr 2,382.0	SFr 1,851.0
Weighted-average life, in years		4 years	4 years
Impact on fair value from 10% adverse change in prepayment speed	(43.7)	SFr (40.0)	SFr (43.7)
Impact on fair value from 20% adverse change in prepayment speed	(92.1)	(78.0)	(92.1)
Impact on fair value from 10% adverse change in cash flow discount rate	(22.4)	(32.5)	(22.4)
Impact on fair value from 20% adverse change in cash flow discount rate	(43.5)	(62.7)	(43.5)
Impact on fair value from 10% adverse change in expected credit losses	(20.2)	(25.9)	(20.2)
Impact on fair value from 20% adverse change in expected credit losses	(39.2)	SFr (50.2)	SFr (39.2)
Bank | RMBS | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)		5.20%	4.00%
Cash flow discount rate per annum, in % (as a percent)		0.70%	0.30%
Expected credit losses rate (rate per annum), in % (as a percent)		0.20%	0.60%
Bank | RMBS | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Prepayment speed assumption (rate per annum), in % (as a percent)		30.00%	50.10%
Cash flow discount rate per annum, in % (as a percent)		29.70%	39.70%
Expected credit losses rate (rate per annum), in % (as a percent)		28.60%	39.60%
Bank | RMBS | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	631.0	SFr 330.0	SFr 631.0
Bank | Other asset-backed financings
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	350.0	SFr 319.0	SFr 350.0
Weighted-average life, in years		5 years 6 months	4 years 9 months 18 days
Impact on fair value from 10% adverse change in cash flow discount rate	(4.2)	SFr (3.7)	SFr (4.2)
Impact on fair value from 20% adverse change in cash flow discount rate	(8.2)	(7.3)	(8.2)
Impact on fair value from 10% adverse change in expected credit losses	(4.5)	(3.5)	(4.5)
Impact on fair value from 20% adverse change in expected credit losses	(8.9)	SFr (6.8)	SFr (8.9)
Bank | Other asset-backed financings | Minimum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		0.30%	0.70%
Expected credit losses rate (rate per annum), in % (as a percent)		0.30%	0.70%
Bank | Other asset-backed financings | Maximum
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Cash flow discount rate per annum, in % (as a percent)		28.00%	27.70%
Expected credit losses rate (rate per annum), in % (as a percent)		28.00%	26.80%
Bank | Other asset-backed financings | Non-investment grade
Assumption for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Line Items]
Fair value of beneficial interests held in SPEs	SFr 23.0	SFr 18.0	SFr 23.0